Convertible Note Payable (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Note Payable Details 1
Interest on convertible notes	$ 12,194
Interest on related party loans		$ 29,455
Accrued interest			$ 721	$ 530
Prepayment penalty				$ 6,758
Amortization of loan origination costs	$ 7,688		$ 527
Amortization of beneficial conversion feature	74,988		4,882
Amortization of OID	11,243		989
Amortization of warrants	32,973		5,008
Total interest expense	$ 139,086	$ 29,455	$ 12,127	$ 7,288